Segment Reporting (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment reporting information
Number of segments | segment									3
Net revenues	$ 45,971	$ 44,615	$ 43,725	$ 43,215	$ 41,145	$ 38,644	$ 37,169	$ 36,332	$ 177,526	$ 153,290	$ 139,367
Gross profit	7,606	7,492	7,015	6,744	7,301	6,661	6,402	6,164	28,857	26,528	25,367
Operating profit	2,995	$ 2,817	$ 2,350	$ 2,176	$ 2,729	$ 2,331	$ 2,262	$ 2,132	10,338	9,454	8,799
Depreciation and amortization									2,475	2,092	1,931
Additions to property and equipment									2,279	2,367	2,136
Operating Segments | Pharmacy Services Segment
Segment reporting information
Net revenues									119,963	100,363	88,440
Gross profit									5,901	5,227	4,771
Operating profit									4,672	3,989	3,514
Depreciation and amortization									714	654	630
Additions to property and equipment									295	359	308
Net revenues, retail co-payments									10,500	8,900	8,100
Litigation settlement, amount									88
Operating Segments | Retail/LTC Segment
Segment reporting information
Net revenues									81,100	72,007	67,798
Gross profit									23,738	21,992	21,277
Operating profit									7,281	7,130	6,762
Depreciation and amortization									1,642	1,336	1,205
Additions to property and equipment									1,732	1,883	1,745
Acquisition related costs									46
Asset impairment charges	$ 34								34
Operating Segments | Retail/LTC Segment | Operating Income (Loss)
Segment reporting information
Acquisition related costs									281	64
Operating Segments | Corporate Segment
Segment reporting information
Net revenues									0	0	0
Gross profit									0	0	0
Operating profit									(894)	(1,037)	(796)
Depreciation and amortization									119	102	96
Additions to property and equipment									252	125	83
Acquisition related costs									10	156
Payments for legal settlements										90
Intersegment Eliminations
Segment reporting information
Net revenues									(23,537)	(19,080)	(16,871)
Gross profit									(782)	(691)	(681)
Operating profit									(721)	(628)	(681)
Depreciation and amortization									0	0	0
Additions to property and equipment									$ 0	$ 0	$ 0
Customer Concentration Risk | Sales Revenue, Net
Segment reporting information
Concentration risk, percentage									11.20%
Geographic Concentration Risk | United States | Sales Revenue, Net
Segment reporting information
Concentration risk, percentage									99.00%
Geographic Concentration Risk | United States | Long-lived Assets
Segment reporting information
Concentration risk, percentage									99.00%